INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Cost	$3,326	$4,479
Accumulated amortization	(477)	(543)
Total	$2,849	$3,936
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Brazilian regulated gas transmission operation	$2,805	$3,885
U.K. regulated distribution operation	44	51
Total	$2,849	$3,936

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the accumulated amortization for the company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2020	For the 12 month period ended December 31, 2019
Accumulated amortization at beginning of the period	$(543)	$(364)
Amortization	(80)	(195)
Foreign currency translation	146	16
Ending Balance	$(477)	$(543)

The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2020	For the 12 month period ended December 31, 2019
Cost at beginning of the period	$4,479	$4,631
Additions, net of disposals	16	21
Foreign currency translation	(1,169)	(173)
Ending Balance	$3,326	$4,479